Current and Deferred Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Components Of Income Tax Expense Benefit [Line Items]
Current tax expenses	$ 10,543	$ 7,060	$ 5,717
Deferred tax (benefit) expenses	(5,083)	1,061	(3,410)
Income Tax Expense, Total	$ 5,460	$ 8,121	$ 2,307